Investments in joint ventures	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in joint ventures
9	Investments in joint ventures

Accounting policy

The Company entered into an agreement to form two joint ventures, accounting for 50% of the economic benefits of the companies.

Cosan holds joint-control of Raízen Combustíveis and Raízen Energia by virtue of its 50% equity interest in both companies and the requirement of unanimous consent of all shareholders on the decisions related to significant activities. Investments were classified as jointly-owned subsidiaries and, therefore, the equity method is used for the years presented in these consolidated financial statements.

The two partners have direct rights over the assets of the company and are jointly and severally accountable for the liabilities incurred by the partnership.

Changes to investments in joint ventures were as follows:

	Raízen Combustíveis S.A.	Raízen Energia S.A.	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50%	50%
At January 1, 2018	3,185,987	5,261,812	8,447,799
Interest in earnings of joint ventures	693,226	253,056	946,282
Other comprehensive (losses) income	8,358	(54,881)	(46,523)
Interest on capital	(88,200)	—	(88,200)
Changes in the accounting polices adopted by the Company	(1,258)	(82)	(1,340)
Dividends	(693,500)	(486,611)	(1,180,111)

At January 1, 2019	3,104,613	4,973,294	8,077,907

Interest in earnings of joint ventures (i)	1,223,557	(92,151)	1,131,406
Other comprehensive (losses) income	(4,770)	(192,470)	(197,240)
Interest on capital (ii)	(63,500)	—	(63,500)
Dividends (ii)	(1,047,299)	(352,314)	(1,399,613)

At December 31, 2019	3,212,601	4,336,359	7,548,960

(i)
Includes amount of: (i) R$30,040, related to the effect of the adoption of IFRS 16 by the jointly-controlled subsidiaries, as described in Note 3.3; (ii) R$135,268 related to the recognition of exclusion of the ICMS from the PIS and Cofins basis; and (c) R$528,967 resulting from gains related to dilution of shares, sale of shares and the fair value in the formation of this joint venture Rede Integrada de Lojas de Convenências e Proximidade S.A.

(ii)	Refers to the dividends proposed for the year. Dividends were received in the amount of R$1,462,625 (R$1,292,127 in 2018), as shown in the cash flow statements.
The statement of financial position and statement of profit or loss of the joint ventures are disclosed in Note 4 – Segment information.
According to the terms of the Joint Venture—Raízen, Cosan is responsible for legal proceedings that existed before the formation of Raízen, net of judicial deposits on April 1, 2011, as well as tax installments under the terms of the tax amnesty and the Refinancing Program, or REFIS, recorded in “Other taxes payable.” In addition, Cosan granted Raízen access to a credit line
(stand-by)
in the amount of U.S.$350,000 thousand, unused on December 31, 2019.